Partnership Distributions - Incentive Distribution Rights Table (details) (USD $)	1 Months Ended	3 Months Ended
	May 31, 2008	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total Quarterly Distribution Target Amount	$ 0.300	$ 0.600	[1]	$ 0.580	$ 0.560	$ 0.540	$ 0.520	$ 0.500	$ 0.480	$ 0.460	$ 0.440	$ 0.420	$ 0.405	$ 0.390
Thereafter [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total Quarterly Distribution Target Amount	$ 0.450
Unitholders [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	98.00%
Unitholders [Member] | First Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	98.00%
Unitholders [Member] | Second Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	85.00%
Unitholders [Member] | Third Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	75.00%
Unitholders [Member] | Thereafter [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	50.00%
General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	2.00%
General Partner [Member] | First Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	2.00%
General Partner [Member] | Second Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	15.00%
General Partner [Member] | Third Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	25.00%
General Partner [Member] | Thereafter [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	50.00%
Minimum [Member] | First Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total Quarterly Distribution Target Amount	$ 0.300
Minimum [Member] | Second Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total Quarterly Distribution Target Amount	$ 0.345
Minimum [Member] | Third Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total Quarterly Distribution Target Amount	$ 0.375
Maximum [Member] | First Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total Quarterly Distribution Target Amount	$ 0.345
Maximum [Member] | Second Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total Quarterly Distribution Target Amount	$ 0.375
Maximum [Member] | Third Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total Quarterly Distribution Target Amount	$ 0.450

[1]	On January 20, 2014, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.60 per unit, or $92.6 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2014, to unitholders of record at the close of business on January 31, 2014.